RESTRICTED CASH AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Cash and Investments [Abstract]
Components of restricted cash and cash equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	2020	2019
Restricted cash in relation to the Hilli (1)	77,212	75,968
Restricted cash and short-term deposits held by lessor VIEs (2)	36,875	34,947
Restricted cash relating to sale of LNG Croatia (3)	36,747	—
Restricted cash relating to interest rate swaps (4)	8,864	—
Restricted cash relating to the $1.125 billion debt facility (5)	2,615	10,975
Restricted cash relating to office lease	868	826
Restricted cash relating to the total return equity swap (6)	—	55,573
Collateral on the Margin Loan facility (7)	—	10,000
Total restricted cash and short-term deposits	163,181	188,289
Less: Amounts included in current restricted cash and short-term deposits	(100,361)	(111,545)
Long-term restricted cash	62,820	76,744

(1) In November 2015, in connection with the issuance of a $400 million letter of credit by a financial institution to our project partner involved in the Hilli FLNG project, we posted an initial cash collateral sum of $305.0 million to support the performance guarantee.
Under the provisions of the $400 million letter of credit, the terms allow for a stepped reduction in the value of the guarantee over time and thus, conversely, a reduction in the cash collateral requirements. In 2017, the $400 million letter of credit and the cash collateral requirement was reduced to $300 million and $174.6 million, respectively, with no further reduction in 2018. In 2019, the letter of credit was reduced to $250.0 million and a contractual amendment further reduced the letter of credit to $125.0 million and the cash collateral to $76.0 million. The next contractual reduction is expected to occur in 2021.
In November 2016, after certain conditions precedent were satisfied by the Company, the letter of credit required in accordance with the signed LTA was re-issued and, with an initial expiry date of December 31, 2018, the letter of credit automatically extends, on an annual basis, until the tenth anniversary of the acceptance date of the Hilli by the charterer, unless the bank should exercise its option to exit from this arrangement by giving three months' notice prior to the annual renewal date.
(2) These are amounts held by lessor VIE entities that we are required to consolidate under U.S. GAAP into our financial statements as VIEs (note 5).
(3) In December 2020, as part of the sale of LNG Croatia, $36.7 million (€30.0 million) was required to be held in an escrow account and will be lifted within 30 days post-acceptance of the vessel (note 15). The collateral was fully released in January 2021.
(4) This refers to the collateral required by certain banks for some of our interest rate swaps that have a credit arrangement which requires us to provide cash collateral when the market value of the instrument falls below a specified threshold.
(5) This refers to cash deposits required under the $1.125 billion debt facility, In June 2020, we refinanced the refinanced the proportion of the debt facility relating to Golar Bear ahead of its maturity and that resulted in $6.0 million restricted cash being released (note 18). The covenant requires that, on the second anniversary of drawdown under the facility, where we fall below a prescribed EBITDA to debt service ratio, additional cash deposits with the financial institution are required to be made or maintained.
(6) This refers to the collateral required by the bank with whom we entered into a total return equity swap. Collateral of 20% of the total purchase price is required and this is subsequently adjusted with reference to the Company's share price. In November 2019 and February 2020, we purchased 1.5 million of our shares and 1.5 million of our shares and 107,000 of Golar Partners' units underlying the total return swap, respectively that resulted in $59.3 million restricted cash being released (note 24).
(7) Collateral held against the Margin Loan facility is required to satisfy one of the mandatory prepayment events within the facility, with this having been triggered when the closing price of the Golar Partners common units pledged by us as security for the obligations under the facility fell below a defined threshold. In December 2020, the Margin Loan facility was fully repaid that resulted in the release of the associated restricted cash (note 18).